Post-Employment and Other Non-Current Employee Benefits - Balances of Liabilities for Summary of Variable Return Financial Instruments Recorded at Market Values (Detail)	Dec. 31, 2020	Dec. 31, 2019
Variable return:
Fixed and variable trust assets	100.00%	100.00%
Traded securities
Fixed return:
Fixed return	18.00%	18.00%
Life annuities
Fixed return:
Fixed return	18.00%	20.00%
Bank instruments
Fixed return:
Fixed return	17.00%	9.00%
Federal government instruments
Fixed return:
Fixed return	27.00%	35.00%
Publicly traded shares
Variable return:
Variable return	20.00%	18.00%